Note 20 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Description of income taxes recognized in profit or loss [text block]
	For the year ended
	December 31,	December 31,
	2023	2022
	$	$
Deferred tax expense	(5,577)	(371)
Total income tax expense	(5,577)	(371)

Disclosure of income tax expense recovery differences explanatory [text block]
	For the year ended
	December 31,	December 31,
	2023	2022
	$	$
Income for the year before income taxes	54,236	18,015
Statutory tax rate	27%	27%

Income tax (expense) computed at statutory rates	(14,644)	(4,864)
Share issuance costs	1,050	-
Share based compensation	(762)	(878)
Mexican inflationary adjustments	788	2,429
Differing effective tax rate on loss in foreign jurisdiction	(1,904)	(1,156)
Equity accounted earnings from Investment in Juanicipio	22,398	13,060
Withholding tax on planned foreign earnings repatriation	(6,123)	(2,921)
Flow-through shares obligations	(3,814)	-
Unrecognized deferred tax assets	(21,072)	(7,239)
Impact of foreign exchange and other	17,055	1,198
Other	1,451	-
Total income tax (expense) benefit	(5,577)	(371)

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	December 31,	December 31,
	2023	2022
	$	$
Deferred income tax assets
Non-capital losses	3,232	3,993
	3,232	3,993

Deferred income tax liabilities
Property and equipment	(819)	(826)
Investment in Juanicipio	(6,123)	(5,880)
Financing costs	(26)	-
Investments	(137)	(208)
Exploration and evaluation assets	(4,625)	-
	(11,730)	(6,914)

Net deferred income tax liability	(8,498)	(2,921)

Disclosure of deferred taxes [text block]
	December 31,	December 31,
	2023	2022
	$	$
At January 1	(2,921)	(2,557)
Deferred income tax (expense) benefit through income statement	(5,577)	(371)
Deferred income tax benefit through OCI	-	7
At December 31	(8,498)	(2,921)

Disclosure of deductible temporary differences and unused tax credits for which no deferred tax assets explanatory [text block]
	December 31,		December 31,
	2023	expiry dates	2022
	$		$
Non-capital losses	163,349	2024-2043	118,353
Exploration and evaluation assets	16,559	no expiry	15,915
Financing fees	5,109	2044-2046	3,242
Other	3,002	no expiry	1,141
Total	188,019		138,651